Commitments and Contigencies (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2015 sqft	Jan. 31, 2015 sqft	Aug. 23, 2013 sqft
Future Minimum Commitments [Abstract]
Leased office and laboratory space	10,800	10,800	10,800
2015		$ 288
2016	246	246
Total	$ 463	$ 534